Summary of significant accounting policies (Details 1)	12 Months Ended
Dec. 31, 2020
Licensed software [Member]
Finite-lived intangible asset, useful life	5 years
Capitalized development cost [Member]
Finite-lived intangible asset, useful life	5 years
Platform development [Member]
Finite-lived intangible asset, useful life	5 years
Land use right [Member]
Finite-lived intangible asset, useful life	40 years